Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of remuneration granted to the management board
The remuneration granted to the Management Board in fiscal year 2021 is broken down as follows:

			Long-term variable remuneration
Year	Basic remuneration in € thousand	Short-term variable remuneration in € thousand	Number of stock options granted	Recognized as expense in € thousand	Total in € thousand
2021	713	113	100,000	332	1,158
2020	525	357	30,000	549	1,431

Summary annual remuneration for the supervisory board
The annual remuneration for the Supervisory Board in fiscal year 2021 is as follows:

€ thousand	For the years ended
	December 31, 2021	December 31, 2020
Dr. Manfred Krischke	80	40
Peter Müller-Brühl	50	20
Dr. Gerd Gruppe	39	30
Steve Geskos	32	0
Wincent Wobbe	19	0
Thomas Hanke	16	11
Dr. Thomas Billeter	15	20
Hans Koenigsmann	12	0
Thomas Mayrhofer	0	9
Total	263	130

Summary of detailed information about board member's share holdings explanatory
Based on available information, the board members have the following shareholdings:

Number of shares	December 31, 2021	December 31, 2020	Change
Peter Müller-Brühl	4,445	4,445	0
Joachim Horwath	220,527	396,940	(176,413)
Bulent Altan	1,136	0	1,136
Stefan Berndt-von Bülow	174	0	174